QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
NOTE L - QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following table summarizes the Corporation’s quarterly results for the years ended December 31, 2013 and 2012.

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2013:	(In thousands, except per share data)

Total interest income	$4,689	$4,682	$4,860	$5,081
Total interest expense	1,003	1,065	1,103	1,160

Net interest income	3,686	3,617	3,757	3,921
Provision for losses on loans	518	585	285	55
Net interest income after provision for loan losses	3,168	3,032	3,472	3,866
Other income	701	511	542	947
General, administrative and other expense	3,425	3,578	3,696	3,687

Earnings before income taxes	444	(35)	318	1,126
Federal income taxes	89	(56)	53	335

Net earnings	$355	$21	$265	$791

Earnings per share:
Basic and diluted	$.06	$.00	$.04	$.11

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2012:	(In thousands, except per share data)

Total interest income	$5,292	$5,368	$5,472	$5,557
Total interest expense	1,271	1,363	1,443	1,524

Net interest income	4,021	4,005	4,029	4,033
Provision for losses on loans	290	590	250	150
Net interest income after provision for loan losses	3,731	3,415	3,779	3,883
Other income	1,035	1,136	1,179	976
General, administrative and other expense	3,674	3,858	3,443	3,586

Earnings before income taxes	1,092	693	1,515	1,273
Federal income taxes	327	194	307	390

Net earnings	$765	$499	$1,208	$883

Earnings per share:
Basic and diluted	$.10	$.07	$.16	$.12